REVENUES AND COST OF REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenues And Cost Of Revenues [Abstract]
License revenues	$ 3,550	$ 0	$ 9,481	$ 0
Product sales, net	1,843	0	2,767	0
Revenues	$ 5,393	$ 0	$ 12,248	$ 0